SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Subsequent to June 30, 2025, the Company’s Board of Directors (the “Board”) approved a three-for-two stock split (the “Stock Split”) of its outstanding Class A exchangeable shares. The stock dividend will be payable on October 9, 2025 to shareholders of record at the close of business on October 3, 2025. Fractional shares will be paid in cash based on the closing price of the Class A exchangeable shares on the TSX and NYSE on the record date. The Board has also approved a concurrent three-for-two split of the Company’s Class B shares. Upon completion of the Stock Split, the Class A exchangeable shares will continue to maintain economic equivalence to class A limited voting shares of Brookfield Corporation.
On July 31, 2025, the Company announced an agreement to acquire the entire issued and to be issued share capital of Just Group plc (“Just”), in an all-cash transaction for approximately £2.4 billion ($3.2 billion). The acquisition is expected to close in the first half of 2026, subject to customary closing conditions.